Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative assets
Gross fair value recognized	$ 12,490	$ 13,167
Less: offset applied under master netting agreements	(10,148)	(6,658)
Net fair value presented in the consolidated balance sheets	2,342	6,509
Positions not offset in the consolidated balance sheets, gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, cash collateral received/paid	(368)	(9)
Net exposures	$ 1,974	$ 6,500
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Spot and forward foreign exchange and currency swaps	Spot and forward foreign exchange and currency swaps
Derivative liabilities
Gross fair value recognized	$ 24,119	$ 12,912
Less: offset applied under master netting agreements	(10,148)	(6,658)
Net fair value presented in the consolidated balance sheets	13,971	6,254
Positions not offset in the consolidated balance sheets, gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, cash collateral received/paid	(8,401)	(352)
Net exposures	5,570	5,902
Net fair value	$ (11,629)	$ 255